Document and Entity Information	Feb. 24, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001501989
Document Type	8-K
Document Period End Date	Feb. 24, 2021
Entity Registrant Name	CYTOMX THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37587
Entity Tax Identification Number	27-3521219
Entity Address, Address Line One	151 Oyster Point
Entity Address, Address Line Two	Blvd.
Entity Address, Address Line Three	Suite 400
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	515-3185
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0. 00001 par value per share
Trading Symbol	CTMX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false